GS Mortgage-Backed Securities Trust 2022-RPL1

Exhibit 99.4 - Schedule 2

vendor_loan_id	customer_loan_id	seller_loan_id	balance_postmod	balloon_postmod	current_pra_outstanding	audited_deferred_balance	deferred_balance	diff_deferred_balance	audited_current_rate	current_rate	diff_current_rate	audited_current_P&I	current_P&I	diff_current_P&I	first_pmt_date_postmod	io_flag_postmod	io_period_postmod	audited_maturity_date_postmod	maturity_date_postmod	diff_maturity_date_postmod	audited_mod_date	mod_date	diff_mod_date	mod_pra_amount	mod_principal_forbeared	mod_type	pi_postmod	rate_postmod	amort_term_postmod	amort_type_postmod	arm_code_postmod	current_pra_forgiven	first_rate_reset_months_postmod	margin_postmod	max_rate_postmod	min_rate_postmod	pra_01_anniversary_date	pra_02_anniversary_date	pra_03_anniversary_date	rate_index_postmod	rate_reset_frequency_mo_postmod	step_01_effective_date	step_01_interest_rate	step_02_effective_date	step_02_interest_rate	step_03_effective_date	step_03_interest_rate	step_04_effective_date	step_04_interest_rate	step_05_effective_date	step_05_interest_rate	step_06_effective_date	step_06_interest_rate	step_07_effective_date	step_07_interest_rate	step_08_effective_date	step_08_interest_rate	step_09_effective_date	step_09_interest_rate	step_10_effective_date	step_10_interest_rate	step_max_interest_rate	step_max_interest_rate_date	step_rate_flag	step_rate_number	term_postmod	capitalized_corporate_advance_postmod	capitalized_escrow_postmod	capitalized_interest_postmod	capitalized_other_postmod	capitalized_total_postmod	init_periodic_rate_cap_postmod	init_periodic_rate_floor_postmod	lifetime_cap_postmod	lifetime_floor_postmod	lookback_days_postmod	mod_principal_capitalized	periodic_cap_postmod	periodic_floor_postmod	round_code_postmod	step_01_pi_amount	step_02_pi_amount	step_03_pi_amount	step_04_pi_amount	step_05_pi_amount	step_06_pi_amount	step_07_pi_amount	step_08_pi_amount	step_09_pi_amount	step_10_pi_amount	ismodrecorded	ModDocStatus	ModComments	total_outstanding_deferred	audited_total_outstanding_deferred	diff__total_outstanding_deferred	interest_bearing_balance_postmod	pra_year_1_reduction_amount	pra_year_2_reduction_amount	pra_year_3_reduction_amount	mod_extension_deferment	mod_extension_date	new_maturity_date	number_of_deferments	total_extension_deferment_amount
XXXXXXX	XXXXXXX	XXXXXXX	$XXX	No				No	XXXX	XXXX	No	$XXX	$XXX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	Yes		$XXX	Non-HAMP	$XXX	6.000%	180	Fixed [1]																																		No		180	$XXX	$XXX	$XXX	$XXX	$XXX						$XXX														No	Copy/Image	This loan originally closed on XX/XX/XXXX as a fixed rate note at 9.470% located on page 303. The Non-HAMP Modification was a result of default / delinquency, as evident by documents in the file, with decreased rate and payment. The Maturity Date changed from XX/XX/XXXX to XX/XX/XXXX. There is no evidence in the loan file to show the re-disclosure was done. There was a previous loan adjustment agreement dated XX/XX/XXXX on page 3152. The current mortgage statement dated XX/XX/XXXX on page 549 matches the P&I of the modification.			$XXX	$XXX				No			0
XXXXXXX	XXXXXXX	XXXXXXX	$XXX	No				No	XXXX	XXXX	No	$XXX	$XXX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	Yes		$XXX	Non-HAMP	$XXX	8.983%	120	Fixed [1]																																		No		120	$XXX	$XXX	$XXX	$XXX	$XXX						$XXX														No	Copy/Image	The loan originally closed on XX/XX/XXXX with a fixed rate loan at 8.983% located on page 1. The Non-HAMP Modification was a result of default / delinquency, as evident by documents in the file, with decreased rate and payment. The Maturity Date changed from XX/XX/XXXX to XX/XX/XXXX. There is no evidence in the loan file to show the re-disclosure was done. The most recent mortgage statement located on page 100 is dated prior to the modification date. The rate agrees, however the P&I does not.			$XXX	$XXX				No			0
XXXXXXX	XXXXXXX	XXXXXXX	$XXX	No				No	XXXX	XXXX	No	$XXX	$XXX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No		$XXX	Non-HAMP	$XXX	8.000%	170	Fixed [1]																																		No		171	$XXX	$XXX	$XXX	$XXX	$XXX						$XXX														No	Copy/Image	The original note in the file was made in the amount of $XXX with a monthly payment of $XXX (pg. 271). A Non-HAMP modification was in the file and reflected a principal balance of $XXX with an interest rate of 8%. (pg 107) Modification was a result of default / delinquency, as evident by documents in the file, with decreased rate and payment. The Maturity Date changed from XX/XX/XXXX to XX/XX/XXXX. There is no evidence in the loan file to show the re-disclosure was done. Statement in the file confirms current modified principal and interest payment of $XXX (pg. 42).			$XXX	$XXX				No			0
XXXXXXX	XXXXXXX	XXXXXXX	$XXX	No	No	XXXX	XXXX	No	$XXX	$XXX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	Non-HAMP	$XXX	5.875%	226	Fixed [1]	No	226	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	No	Copy/Image	The original note (pg 60) shows a bi-weekly payment of $XXX. Non-HAMP modification reflects a final and current rate of 5.875%. Statement in file confirms current rate and payment of $XXX (pg 15). There is not deterred balance or PRA amount. The loan originally closed on XX/XX/XXXX as an ARM Pick-A-Payment loan with a start rate of 7.447%, p. 60. The loan modified to a Non-HAMP modification on XX/XX/XXXX to a fixed rate at 5.875%, p. 1008. Modification was a result of default / delinquency, as evident by documents in the file, with decreased rate and increased payment. The Maturity Date changed from XX/XX/XXXX to XX/XX/XXXX There is no evidence in the loan file to show the re-disclosure was done. The most current statement located in the file on page 15 confirms the current rate and P&I payment.

																																																																																																$XXX	$XXX				No
XXXXXXX	XXXXXXX	XXXXXXX	$XXX	No				No	XXXX	XXXX	No	$XXX	$XXX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No		$XXX	HAMP	$XXX	2.000%	438	Step [99]												XX/XX/XXXX	0.02	XX/XX/XXXX	0.03	XX/XX/XXXX	0.04															0.04	XX/XX/XXXX	Yes	3	438	$XXX	$XXX	$XXX	$XXX	$XXX						$XXX				$XXX	$XXX	$XXX								Yes	Copy/Image	The original note (pg 328) shows a monthly payment of $XXX. HAMP modification reflects a final and current rate of 4.000%. Statement in file confirms current rate and payment of $XXX(pg 15). There is not deterred balance or PRA amount. The loan file contained the signed HAMP Modification, dated XX/XX/XXXX1 (p.185). The maturity date was extended from XX/XX/XXXX to XX/XX/XXXX. The HAMP Modification did not require new disclosures.			$XXX	$XXX				No
XXXXXXX	XXXXXXX	XXXXXXX	$XXX	Yes			$XXX	Yes	XXXX	XXXX	No	$XXX	$XXX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No		$XXX	Non-HAMP	$XXX	8.500%	360	Fixed [1]																																		No		360	$XXX	$XXX	$XXX	$XXX	$XXX						$XXX														No	Copy/Image	The loan originally closed on XX/XX/XXXX as an ARM with a start rate of 9.99%, p. 50. The loan modified to a Non-HAMP modification on XX/XX/XXXX to a fixed rate at 8.50%. Modification was a result of default / delinquency, as evident by documents in the file, with decreased rate and payment. The Maturity Date changed fromXX/XX/XXXX to XX/XX/XXXX. There is no evidence in the loan file to show the re-disclosure was done. The most current statement located in the file on page 164 confirms the current rate and P&I payment.	$XXX		$XXX	$XXX				Yes	XX/XX/XXXX	XX/XX/XXXX	1	$XXX
XXXXXXX	XXXXXXX	XXXXXXX	$XXX	Yes			$XXX	Yes	XXXX	XXXX	No	$XXX	$XXX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No		$XXX		$XXX	4.940%	252	Fixed [1]																																		No		244																									Yes	Copy/Image	Modification shows new principle balance is $XXX and of that amount $XXX will be deferred and the interest bearing amount is $XXX Mod 1st Payment Date is XX/XX/XXXX	$XXX	$XXX	$XXX	$XXX				Yes				$XXX
XXXXXXX	XXXXXXX	XXXXXXX	$XXX	No				No			No		$XXX	Yes	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No		$XXX	LenderMODProgram	$XXX	4.000%	480	Fixed [1]																																		No		480	$XXX	$XXX	$XXX	$XXX	$XXX						$XXX														No	Copy/Image	Mod did not require new disclosures; change was due to financial hardship.			$XXX	$XXX	$XXX	$XXX	$XXX	No			0
XXXXXXX	XXXXXXX	XXXXXXX	$XXX	No	No	XXXX	XXXX	No	$XXX	$XXX	Yes	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	$XXX	$XXX	2.000%	443	Step [99]	XX/XX/XXXX	0.03	XX/XX/XXXX	0.04	XX/XX/XXXX	0.05	0.05	XX/XX/XXXX	Yes	3	443	$XXX	$XXX	$XXX	Yes	Copy/Image	There are several discrepancies found on the modification:
1.Modification shows this is a step rate modification not a fixed mod.
2.Modification first payment days is off by a few years.
3.Interest bearing UPB does not match whats shown on modification.
4.Final P&I step on modifification does not match data tape.
5. The modification does not show a deferred balance but data tape shows there is.

Executed:
																																																																																													Orig - XXX_Security Instrument Note and Security Instrument Modification_150_XXX		$XXX	$XXX	$XXX				No
XXXXXXX	XXXXXXX	XXXXXXX	$XXX	No	No	XXXX	XXXX	No	$XXX	$XXX	Yes	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	$XXX	$XXX	6.250%	276	ARM [2]	No	72	0.03	0.1675	0.035	Prime - WSJ	6 Months	No	276	0.095	0.075	0.105	0.0275	None stated	0.01	0.01	Round nearest 1/8	No	Copy/Image	Reviewed principal balance $XXX
Tape modification program Unknown.  Reviewed modification program not provided.
Tape 1st Mod paymentXX/XX/XXXX, reviewed mod payment XX/XX/XXXX
Reviewed interest-bearing amount $XXX
Tape current P & I $XXX Reviewed current P & I $XXX
Tape deferred balance and outstanding deferred balance amounts $XXX Reviewed no deferred or outstanding deferred balance amount.
																																																																																													Change to mortgage rate and payments on XX/XX/XXXXNew payment $XXX with a projected loan balance $XXX with 204 months remaining.		$XXX	$XXX	$XXX				Yes
XXXXXXX	XXXXXXX	XXXXXXX	$XXX	Yes	$XXX	Yes	XXXX	Yes	$XXX	Yes	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	Yes	XX/XX/XXXX	XX/XX/XXXX	Yes	$XXX	$XXX	6.880%	220	ARM [2]	No	-5	0.0163	0.1588	0.035	Prime - WSJ	6 Months	No	199	0.1288	0.0888	0.09	0.0338	30 Days [30]	0.01	0.01	Round nearest 1/8	No	Copy/Image	Documentation provided for this review reflects as a temporary forbearance agreement that would end on XX/XX/XXXX and revert back to original ARM note terms. Forbearance references deferred amount added to term of loan. Current deferred amount is unknown as no other documentation of deferral provided for this review.
Tape modified 1st payment date XX/XX/XXXX Reviewed 1st payment date XX/XX/XXXX
Tape interest bearing amount $XXX. Reviewed interest-bearing amount $XXX
Tape deferred balance and outstanding amount $XXX Reviewed deferred balance amount $XXXoutstanding amount not provided.
																																																																																															$XXX	$XXX	$XXX				Yes				$XXX
XXXXXXX	XXXXXXX	XXXXXXX						No	XXXX		Yes	$XXX		Yes						Yes			No																																																																					Missing	No Modification Agreement in file. Total pages in file: XXX		$XXX	$XXX					No
XXXXXXX	XXXXXXX	XXXXXXX	$XXX	No				No			No		$XXX	Yes	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No		$XXX	Non-HAMP	$XXX	10.550%	286	Fixed [1]																																		No		286	$XXX	$XXX	$XXX	$XXX	$XXX						$XXX														No	Copy/Image	This is a non-HAMP modification, fixed interest rate of 10.55%, no principal reduction or deferred balance. The maturity date has been extended and needs to be re-disclosed, no updated TIL found in file.			$XXX	$XXX				No			1